Share Capital	6 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Share capital
19.	Share capital

a)

The Company issued 2,142,858 Series C Ordinary Share (the “Ordinary Shares”) Purchase Warrants (the “Series C Private Warrants”) associated with the securities purchase agreement entered on June 10, 2024. Each warrant sold at a price of $5.90 per ordinary share to the securities purchase agreement. The Series C Private Warrants will expire on the fifth anniversary of the date on which they become exercisable.

The Series C Private Warrants are classified as equity instruments under IFRS based on their fixed-for-fixed nature, as each warrant entitles the holder to acquire a fixed number of ordinary shares at a fixed exercise price. The warrants do not contain any features that would require or permit cash settlement, nor do they impose any contractual obligation on the Company to deliver cash or another financial asset. Accordingly, the fair value of the Series C Private Warrants was recognized within equity at the date of issuance, with no subsequent remeasurement.

b)	There were no outstanding preference shares as of June 30, 2025 and December 31, 2024.

c)

As of June 30, 2025, the Company’s authorized capital was $75,000 consisting of 73,500,000 shares of ordinary shares of a par value of US$0.001, and 15,000,000 shares of preference shares of a par value of US$0.0001 each. As of June 30, 2025, the issued capital was $21,625, consisting of 21,625,047 shares of ordinary shares.

As of December 31, 2024, the issued capital was $19,443, consisting of 19,443,242 shares of ordinary shares.

d)	Movements in the number of the Company’s ordinary shares outstanding are as follows:

	2025	2024
At January 1	18,058,135	7,565,099
Warrant exercised (Refer to Note 17)	2,149,107	-
Warrant issued	-	2,142,858
New share issuance	-	122,382
Convertible preference share liabilities exercised	-	1,771,939
Restricted share units issuance	16,177	3,818
Additional paid in capital	15,000	5,390
Employee share options exercised	1,521	-
Reverse stock split adjustment	-	(101)
Treasury shares purchased (Note 1)	(100,871)	-
At June 30	20,139,069	11,611,385

Note 1:	During the period ended June 30, 2025, 100,871 shares were repurchased at a weighted average purchase price of $17.83 per share, for a total consideration of $1,798,849. Repurchased shares have been recorded as treasury shares and will be held until the Company’s Board of Directors designates them for retirement or used for other purposes.